SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On February 1, 2018, the partnership, through a Brookfield real estate opportunity fund, closed on the acquisition of all of the voting interests of a portfolio of 16 student housing properties in the United Kingdom. Management of the partnership has not completed its valuation of the assets acquired and liabilities assumed. As a result, the partnership is not able to provide the disclosures of the assets acquired and liabilities assumed otherwise required under IFRS 3 in these financial statements.

On February 1, 2018, the partnership, through a Brookfield real estate opportunity fund, closed on the acquisition of all of the voting interests of a portfolio of 105 economy-focused extended stay hotels in the U.S. Management of the partnership has not completed its initial identification and valuation of the assets acquired and liabilities assumed. As a result, the partnership is not able to provide the disclosures of the assets acquired and liabilities assumed otherwise required under IFRS 3 in these financial statements.

On February 26, 2018, the partnership, through a Brookfield real estate opportunity fund, closed on the acquisition of all of the voting interests of a United Kingdom based owner and operator of serviced apartments. Management of the partnership has not completed its initial identification and valuation of the assets acquired and liabilities assumed. As a result, the partnership is not able to provide the disclosures of the assets acquired and liabilities assumed otherwise required under IFRS 3 in these financial statements.

On March 6, 2018, the partnership sold a 50% interest in Bay Adelaide East and Bay Adelaide West in Toronto for approximately C$850 million ($660 million).